Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,704	[1]	$ 11,611
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	3,183	[1]	1,879	$ 2,070
Amortized cost	24,472	[1]	6,485
FVOCI Securities	$ 64,515	[1]	62,440
Bottom of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	20.00%
Top of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	50.00%
Debt securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 24,472		6,485
FVOCI Securities	64,434		62,378
Allowance for credit losses of amortized cost	1		1
Allowance for credit losses of FVOCI securities	2		2
Equity securities [member]
Disclosure of financial assets [line items]
FVOCI Securities	81		62
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,899		2,828
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	10,805		8,783
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure of financial assets [line items]
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	$ 1,006		$ 372

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).